Policyholder liabilities and unallocated surplus - Segmental Analysis of Total Charge for Benefit and Claims and Movement in Unallocated Surplus (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Insurance contracts
Claims incurred, net of reinsurance	$ (8,513)	$ (7,077)
(Increase) decrease in policyholder liabilities, net of reinsurance	(10,196)	(21,073)
Movement in unallocated surplus of with-profits funds	(202)	(438)	$ (1,415)
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance	(18,911)	(28,588)	$ (29,171)
Hong Kong
Insurance contracts
Claims incurred, net of reinsurance	(1,687)	(1,735)
(Increase) decrease in policyholder liabilities, net of reinsurance	(6,088)	(14,168)
Movement in unallocated surplus of with-profits funds	(250)	(338)
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance	(8,025)	(16,241)
Indonesia
Insurance contracts
Claims incurred, net of reinsurance	(1,184)	(942)
(Increase) decrease in policyholder liabilities, net of reinsurance	167	260
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance	(1,017)	(682)
Malaysia
Insurance contracts
Claims incurred, net of reinsurance	(1,015)	(867)
(Increase) decrease in policyholder liabilities, net of reinsurance	(260)	(773)
Movement in unallocated surplus of with-profits funds	48	(100)
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance	(1,227)	(1,740)
Singapore
Insurance contracts
Claims incurred, net of reinsurance	(3,037)	(2,334)
(Increase) decrease in policyholder liabilities, net of reinsurance	(2,856)	(4,284)
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance	(5,893)	(6,618)
Growth markets and other
Insurance contracts
Claims incurred, net of reinsurance	(1,590)	(1,199)
(Increase) decrease in policyholder liabilities, net of reinsurance	(1,159)	(2,108)
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance	$ (2,749)	$ (3,307)